INCOME TAX (EXPENSE) CREDIT	12 Months Ended
Dec. 31, 2017
INCOME TAX (EXPENSE) CREDIT
INCOME TAX (EXPENSE) CREDIT

11.INCOME TAX (EXPENSE) CREDIT

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Current tax	(2,372)	(10,976)	(4,906)
Overprovision in prior years	4,258	—	—

	1,886	(10,976)	(4,906)

Deferred tax	(1,202)	(9,699)	11,436

	684	(1,277)	6,530

Income tax of Bulgaria, Germany, Hong Kong, and Canada is calculated at 10%, 15%, 16.5%, and 26.5%, respectively, of the estimated assessable profit of respective Group’s subsidiaries for the three years ended December 31, 2017. Income tax rate in Japan is 33% , 30% and 27.8% for the three years ended December 31, 2017, respectively. Income tax rate in Greece is 26%, 29%, and 29% for the three years ended December 31, 2017, respectively. Taxation arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

In August 2015, the Group received a tax audit report from the tax authority of one subsidiary of the Group upon the completion of the audit for tax years 2009 to 2013 period. As a result of the completion of this audit, the tax related to the audit period was determined to be USD0.4 million by the relevant tax authorities. As such the Group reversed the overprovision of income tax for USD4.2 million and other taxes for USD6.0 million.

The taxation for the year can be reconciled to the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income as follows:

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit before taxation	(2,238)	4,559	(39,580)

Tax at the domestic income tax rate (2015: 26%, 2016: 29%, 2017: 27.8%,)	(581)	1,322	(11,003)
Tax effect of income not taxable for tax purpose	(2,711)	(1,802)	—
Tax effect of expenses not deductible	1,466	716	1,898
Overprovision in prior years	(4,258)	—	(715)
Tax effect of tax losses not recognized	969	5,321	3,007
Recognition of deferred tax assets previously not recognized	—	(3,646)	—
Utilization of tax losses previously not recognized	—	(2,463)	(601)
Effect of different tax rates of subsidiaries operating in other jurisdictions	4,431	1,829	884
Income tax expense (benefit)	(684)	1,277	(6,530)
Effective income tax rate	31%	28%	16%

The domestic income tax rate represents statutory rate in the jurisdictions where the operation of the Group was most significant during the year presented; which is the income tax rate in Greece for the years ended December 31, 2015 and 2016. Since the group disposed all the solar park assets in Greece in 2017, the most significant operation of the Group of 2017 was Japan. As a result, the domestic income tax rate was 27.8% for the year ended December 31, 2017.